UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File Number:  028-03661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff            Milwaukee, Wisconsin        November 13, 2012
       ----------------            --------------------        -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           51
                                         -----------

Form 13F Information Table Value Total:  $   413,001
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER              CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ALTRIA GROUP                     COM            02209S103         267       7,986 SH       Sole                    7,986
ANALOG DEVICES                   COM            032654105       9,819     250,642 SH       Sole                  250,642
APPLE COMPUTER                   COM            037833100         638         956 SH       Sole                      956
AT&T                             COM            00206R102         359       9,516 SH       Sole                    9,516
BERKSHIRE HATHAWAY A             COM            084670108         265           2 SH       Sole                        2
BRISTOL MYERS                    COM            110122108      17,760     526,230 SH       Sole                  526,230
CHICOS                           COM            168615102      12,382     683,700 SH       Sole                  683,700
COCA COLA                        COM            191216100      21,121     556,842 SH       Sole                  556,842
CONAGRA                          COM            205887102      14,520     526,280 SH       Sole                  526,280
D.R. HORTON                      COM            23331A109      18,876     915,200 SH       Sole                  915,200
DE MASTER BLENDERS               COM            N2563N109      12,721   1,058,350 SH       Sole                1,058,350
DIRECTV                          COM            25490A309      17,107     326,224 SH       Sole                  326,224
EBAY                             COM            278642103      20,219     418,000 SH       Sole                  418,000
EMC                              COM            268648102      20,449     749,862 SH       Sole                  749,862
EXXON MOBIL                      COM            30231G102         366       4,005 SH       Sole                    4,005
FOOT LOCKER                      COM            344849104      16,466     463,843 SH       Sole                  463,843
HEINZ                            COM            423074103      20,779     371,384 SH       Sole                  371,384
HILLSHIRE BRANDS                 COM            432589109       5,690     212,480 SH       Sole                  212,480
HOME DEPOT                       COM            437076102      24,925     412,875 SH       Sole                  412,875
IBM                              COM            459200101         520       2,507 SH       Sole                    2,507
INTEL                            COM            458140100      15,675     691,895 SH       Sole                  691,895
JOHNSON & JOHNSON                COM            478160104         361       5,243 SH       Sole                    5,243
JPMORGAN CHASE                   COM            46625H100         225       5,550 SH       Sole                    5,550
MCCORMICK                        COM            579780206       7,942     128,013 SH       Sole                  128,013
MCDONALDS                        COM            580135101         203       2,210 SH       Sole                    2,210
MYLAN                            COM            628530107      19,486     799,525 SH       Sole                  799,525
PEPSICO                          COM            713448108         316       4,467 SH       Sole                    4,467
PFIZER                           COM            717081103      22,754     915,662 SH       Sole                  915,662
PHILIP MORRIS                    COM            718172109         237       2,631 SH       Sole                    2,631
PROCTER & GAMBLE                 COM            742718109         353       5,094 SH       Sole                    5,094
TEXAS INSTRUMENTS                COM            882508104      11,997     435,374 SH       Sole                  435,374
TIME WARNER                      COM            887317303       9,929     219,025 SH       Sole                  219,025
TOLL BROTHERS                    COM            889478103      13,842     416,550 SH       Sole                  416,550
VIACOM CL B                      COM            92553P201      16,838     314,196 SH       Sole                  314,196
WATSON PHARMA                    COM            942683103      21,391     251,184 SH       Sole                  251,184
XILINX                           COM            983919101      20,607     616,780 SH       Sole                  616,780
ANNALY CAPITAL                   COM            035710409         379      22,500 SH       Sole                   22,500
DOMINION                         COM            25746U109         232       4,373 SH       Sole                    4,373
DUKE ENERGY                      COM            26441C204       1,053      16,247 SH       Sole                   16,247
INVESCO VALUE MUNI INCOME        COM            46132P108         272      16,300 SH       Sole                   16,300
NUVEEN INSURED ADVANTAGE MUNI    COM            67071L106         489      30,700 SH       Sole                   30,700
NUVEEN INSURED MUNI OPPORTUNIT   COM            670984103         212      13,600 SH       Sole                   13,600
NUVEEN INSURED PREMIUM MUNI      COM            6706D8104         496      32,300 SH       Sole                   32,300
SOUTHERN                         COM            842587107         819      17,775 SH       Sole                   17,775
WISCONSIN ENERGY                 COM            976657106         359       9,531 SH       Sole                    9,531
FRANKLIN INCOME A                COM            353496300          29      13,185 SH       Sole                   13,185
JP MORGAN SHORT DURATION BOND    COM            4812C1330         110      10,000 SH       Sole                   10,000
NORTHERN BOND INDEX              COM            665162533         234      21,093 SH       Sole                   21,093
WELLS FARGO ADVANTAGE ULTRA MU   COM            949917801          63      13,091 SH       Sole                   13,091
ISHARES ETF 1-3 YR TREASURY BO   BARCLYS 1-3 YR 464287457       4,195      49,650 SH       Sole                   49,650
VANGUARD ETF S-T BOND INDEX      COM            921937827       6,654      81,700 SH       Sole                   81,700